Derivative Financial Instruments - Disclosure of Fair Value of Outstanding Foreign Exchange Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments [Line Items]
Non-current derivative assets	$ (81)	$ (496)
Current portion of derivative liabilities	116,563	8,829
Non-current derivative financial liabilities	46,372	11,082
Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Current portion of derivative liabilities	47,792	35
Non-current derivative financial liabilities	6,488	0
Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Current derivative assets	0	(17,700)
Non-current derivative assets	0	(407)
Derivative financial assets	$ 54,280	$ (18,072)